<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     12/31/2011

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 402
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		February 13, 2012

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Blackrock Advisors file number 028-04295
Columbia Partners file number 028-05386
Glenmede Trust Co file number 028-00126
Guardian Investment Management 028-12111
Invesco AIM Capital Mgt file number 028-11293
Lazard Asset Management 028-10469
McDonnell Investment Management file number 028-10377
Merrill Lynch - London Dividend 028-00791
Parametric Portfolio Assoc 028-04558
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance America                COM              00739W107    35628  3980835 SH       Sole                                    3980835
AT&T Inc.                      COM              00206R102      624    20624 SH       Sole                                      20624
Autonation Inc. Com            COM              05329W102    16816   456083 SH       Sole                                     456083
Bank of America Corp           COM              060505104      668   120105 SH       Sole                                     120105
Berkshire Hath Hld B           COM              846707024      416     5450 SH       Sole                                       5450
Berkshire Hathawy Cla A        COM              084990175     1377     1200 SH       Sole                                       1200
Bristol Myers Squibb Com       COM              110122108      519    14714 SH       Sole                                      14714
Carlyle Capital                COM              enb1vyv82        0    24000 SH       Sole                                      24000
Chevron Corp                   COM              166764100      785     7376 SH       Sole                                       7376
Chipotle Mex Grill             COM              169656105      675     2000 SH       Sole                                       2000
Cyalume Tech Hldgs             COM              232429100     1125   300000 SH       Sole                                     300000
Cyalume Tech Warrants          COM              232429118        3   199006 SH       Sole                                     199006
Discover Finl Svcs             COM              254709108      216     8999 SH       Sole                                       8999
Dominion Res Inc. New Va       COM              25746u109      337     6354 SH       Sole                                       6354
Du Pont E I De Nemours         COM              263534109      521    11382 SH       Sole                                      11382
Duke Energy Corp New           COM              26441C105     2981   135507 SH       Sole                                     135507
Eni S P A Sponsored Adr        COM              26874r108      206     5000 SH       Sole                                       5000
Exxon Mobil Corp               COM              30231G102      817     9641 SH       Sole                                       9641
General Electric               COM              369604103      507    28315 SH       Sole                                      28315
Heinz H J Co Com               COM              423074103      297     5500 SH       Sole                                       5500
Hertz Global Holdings, Inc.    COM                             154    13106 SH       Sole                                      13106
Honeywell Intl Inc. Del        COM              438516106      222     4077 SH       Sole                                       4077
InspireMD, Inc.                COM                              32    14500 SH       Sole                                      14500
Intl Paper Co Com              COM              460146103      252     8500 SH       Sole                                       8500
Johnson And Johnson Com        COM              478160104      346     5279 SH       Sole                                       5279
JP Morgan Chase & Co           COM              46625H100     2814    84624 SH       Sole                                      84624
Keycorp New Com                COM              493267108      131    17007 SH       Sole                                      17007
Kimberly Clark                 COM              494368103      627     8526 SH       Sole                                       8526
Kraft Foods Inc. Va Cl A       COM              50075n104      224     6000 SH       Sole                                       6000
Lorillard, Inc.                COM              544147101      209     1836 SH       Sole                                       1836
Mcdonalds Corp Com             COM              580135101      610     6079 SH       Sole                                       6079
Microsoft Corp                 COM              594918104      668    25737 SH       Sole                                      25737
Nestle S A Rep Rg Sh Adr       COM              641069406      231     4000 SH       Sole                                       4000
NextEra Energy, Inc.           COM              302571104    12358   202986 SH       Sole                                     202986
Parke Bancorp Inc.             COM                             149    27343 SH       Sole                                      27343
Pennsylvania Rl Est Tr Sh Ben  COM              709102107     2088   200000 SH       Sole                                     200000
Pepsico Inc.                   COM              713448108      342     5160 SH       Sole                                       5160
Perrigo Company                COM              714290103      404     4147 SH       Sole                                       4147
Pfizer Inc. Del                COM              717081103      410    18944 SH       Sole                                      18944
Procter & Gamble Co            COM              742718109      488     7312 SH       Sole                                       7312
Psychemedics Corporation       COM              744375205     4387   482100 SH       Sole                                     482100
Republic Services Inc.         COM              760759100    11471   416377 SH       Sole                                     416377
Resaca Exploitation Inc        COM              76083g302      149   169738 SH       Sole                                     169738
SPDR Tr Unit Ser 1             COM              78462F103     1277    10175 SH       Sole                                      10175
Spectra Energy Corp            COM              847560109     2110    68602 SH       Sole                                      68602
Strategic Diagnostics Inc.     COM              862700101     1729   939499 SH       Sole                                     939499
Swisher Hygiene, Inc.          COM              870808102      374   100000 SH       Sole                                     100000
Taser International, Inc.      COM              87651b104       51    10000 SH       Sole                                      10000
Team Health Holdings, Inc.     COM              87817a107     8071   365718 SH       Sole                                     365718
The Blackstone Group L.P.      COM              09253U108      429    30620 SH       Sole                                      30620
United Parcel Svc Cl B         COM              911312106      300     4100 SH       Sole                                       4100
Verizon Communications Inc.    COM              92343v104      408    10171 SH       Sole                                      10171
VMware Inc                     COM              928563402      333     4000 SH       Sole                                       4000
Vodafone Group PLC ADR         COM              92857w209      215     7673 SH       Sole                                       7673
Wal-Mart Stores Inc.           COM              931142103      547     9157 SH       Sole                                       9157
Waste Management Inc.          COM              94106L109      393    12000 SH       Sole                                      12000
Wisconsin Energy Corp          COM              976657106      472    13500 SH       Sole                                      13500